UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: 100 Pine Street
         Suite #1925
         San Francisco, CA  94129

13F File Number:  028-12776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-489-9980

Signature, Place, and Date of Signing:

 /s/ Jeremy Green     San Francisco, CA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $289,504 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALIGN TECHNOLOGY INC           COM              016255101    19133   694499 SH       Defined                          69449        9
AMARIN CORP PLC                SPONS ADR NEW    023111206     9056   800000 SH       Defined                          80000        0
AMICUS THERAPEUTICS INC        COM              03152W109     6980  1321900 SH       Defined                         132190        0
AMYLIN PHARMACEUTICALS INC     COM              032346108     4992   200000 SH       Defined                          20000        0
ANTHERA PHARMACEUTICALS INC    COM              03674U102      549   248494 SH       Defined                          24849        4
ARIAD PHARMACEUTICALS INC      COM              04033A100    20993  1316150 SH       Defined                         131615        0
ARTHROCARE CORP                COM              043136100     9095   338721 SH       Defined                          33872        1
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     4917   310852 SH       Defined                          31085        2
BRISTOL MYERS SQUIBB CO        COM              110122108      253     7500 SH       Defined                            750        0
CUTERA INC                     COM              232109108     6383   746500 SH       Defined                          74650        0
CYCLACEL PHARMACEUTICALS INC   COM              23254L108     3577  5329095 SH       Defined                         532909        5
DENTSPLY INTL INC NEW          COM              249030107    13793   343700 SH       Defined                          34370        0
DYNAVAX TECHNOLOGIES CORP      COM              268158102    19604  3874307 SH       Defined                         387430        7
GILEAD SCIENCES INC            COM              375558103    16829   344500 SH       Defined                          34450        0
GRIFOLS S A                    SPONSORED ADR    398438309    18106  2348400 SH       Defined                         234840        0
HCA HOLDINGS INC               COM              40412C101     7041   284600 SH       Defined                          28460        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102     3116   463700 SH       Defined                          46370        0
INCYTE CORP                    COM              45337C102      213    11020 SH       Defined                           1102        0
MEDICINES CO                   COM              584688105    12249   610300 SH       Defined                          61030        0
MEDIVATION INC                 COM              58501N101    16020   214404 SH       Defined                          21440        4
MEDTRONIC INC                  COM              585055106     9210   235000 SH       Defined                          23500        0
NEKTAR THERAPEUTICS            COM              640268108    12075  1524600 SH       Defined                         152460        0
NEUROCRINE BIOSCIENCES INC     COM              64125C109     6098   765100 SH       Defined                          76510        0
NPS PHARMACEUTICALS INC        COM              62936P103      137    20000 SH       Defined                           2000        0
NUVASIVE INC                   COM              670704105      168    10000 SH       Defined                           1000        0
ONYX PHARMACEUTICALS INC       COM              683399109    14727   390841 SH       Defined                          39084        1
SHIRE PLC                      SPONSORED ADR    82481R106      711     7500 SH       Defined                            750        0
SPECTRUM PHARMACEUTICALS INC   COM              84763A108     6631   525000 SH       Defined                          52500        0
STRYKER CORP                   COM              863667101    11307   203800 SH       Defined                          20380        0
SYMMETRY MED INC               COM              871546206      530    75000 SH       Defined                           7500        0
TENET HEALTHCARE CORP          COM              88033G100     4475   842700 SH       Defined                          84270        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      451    10000 SH       Defined                           1000        0
TRANS1 INC                     COM              89385X105     3142   856193 SH       Defined                          85619        3
TRIUS THERAPEUTICS INC         COM              89685K100     5703  1065900 SH       Defined                         106590        0
YM BIOSCIENCES INC             COM              984238105     6584  3540000 SH       Defined                         354000        0
ZIMMER HLDGS INC               COM              98956P102    14656   228000 SH       Defined                          22800        0